Schedule of Lease Obligations (Details) - USD ($)	May 31, 2022	Aug. 31, 2021	Aug. 31, 2020
Leases
2023	$ 707,309	$ 717,772
2024	491,435	649,974
2025	406,221	444,301
2026	379,585	366,620
2027	378,902	351,434
Thereafter	464,438	728,841
Total payments	2,827,890	3,258,942
Amount representing interest	(548,410)	(670,340)
Lease obligation, net	2,279,480	2,588,602	$ 2,830,680
Less lease obligation, current portion	(544,690)	(530,797)	(563,793)
Lease obligation, long-term portion	$ 1,734,790	$ 2,057,805	$ 2,266,887